U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                              FORM 24f-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                          Please print or type.
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1.  Name and address of issuer:
      Great Hall Investment Funds, Inc.
      60 South Sixth Street
      Minneapolis, Minnesota 55402

2.  Name of each series or class of funds for which this notice is filed:
      Great Hall Prime Money Market Fund
      Great Hall U.S. Government Money Market Fund
      Great Hall Tax Free Money Market Fund
      Great Hall Institutional Prime Money Market Fund

3.  Investment Company Act File Number:
      811-6340

    Securities Act File Number:
      33-41395

4.  Last day of fiscal year for which this notice is filed:
      July 31, 1998

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
      N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      -0-
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:
     6,792,535,170 shares                 $6,792,535,170

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     6,792,535,170 shares                 $6,792,535,170

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
       Included in securities reported in Item 9.

12. Calculation of registration fee:
  (i)  Aggregate sale price of securities sold
       during the fiscal year in reliance on\
       rule 24f-2 (from Item 10):                         $ 6,792,535,170

 (ii)  Aggregate price of shares issued in connection
       with dividend reinvestment plans (from
       Item 11, if applicable):                           +         --

(iii)  Aggregate price of shares redeemed or
       repurchased during the fiscal year
       (if applicable):                                   - 4,694,369,984

 (iv)  Aggregate price of shares redeemed or
       repurchased and previously applied as a
       reduction to filing fees pursuant to
       rule 24e-2(if applicable):                         +         --

  (v)  Net aggregate price of securities sold
       and issued during the fiscal year in
       reliance on rule 24f-2[line (i), plus
       line (ii), less line (iii), plus line
       (iv)] (if applicable):                                 2,098,165,186

 (vi)  Multiplier prescribed by Section 6(b)
       of the Securities Act of 1933 or other
       applicable law or regulation (see
       Instruction C.6):                                      x .000295

(vii)  Fee due [line (i) or line (v) multiplied
       by line (vi)]:                                         $618,959

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                       /x/

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
          September 24, 1998

                               SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:  (Signature and Title)*      /s/ Julie K. Getchell
                                 ------------------------------------------
                                 Julie K. Getchell, President
                                 ------------------------------------------
Date:  September 25, 1998



*Please print the name and title of the signing officer below the signature.